Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of Detailed Information About Breakdown of Right-of-Use Assets Explanatory

The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2025	25,593	4,375	29,968
Depreciation expense	(2,452)	(1,318)	(3,770)
Translation adjustments	1,145	40	1,185
Net book value as of June 30, 2025	24,287	3,097	27,383
Gross value at end of period	53,692	18,318	72,010
Accumulated depreciation and impairment at end of period	(29,405)	(15,221)	(44,626)

Net book value as of January 1, 2026	21,757	1,901	23,658
Reclassification	-	(1,477)	(1,477)
Depreciation expense	(2,540)	(233)	(2,773)
Translation adjustments	(213)	1	(212)
Net book value as of June 30, 2026	19,004	192	19,196
Gross value at end of period	53,008	666	53,674
Accumulated depreciation and impairment at end of period	(34,004)	(474)	(34,478)